Initial Business Combinations	12 Months Ended
Dec. 31, 2014
Initial Business Combinations [Abstract]
INITIAL BUSINESS COMBINATION
11.	INITIAL BUSINESS COMBINATION

On July 16, 2014, the Company announced that it signed definitive agreements to complete an initial business combination with Tempus Intermediate Holdings, LLC ("Tempus Intermediate").  Pursuant to the definitive agreements, at the closing, a subsidiary of the Company was required to issue to the equity holders of Tempus Intermediate’s equity interests exchangeable for approximately 10 million shares of the Company's common stock and was required to assume liabilities of Tempus Intermediate, representing a total purchase price of $140.0 million, subject to adjustments as defined in the definitive agreements. The cash held in the Trust Account was to be used to fund any redemption by the Company’s public stockholders and the payment of transaction fees and expenses, with the remaining cash to be used for working capital. On January 5, 2015, the definitive agreements relating to the business combination with Tempus Intermediate were terminated. For a discussion of the Business Combination, refer to Note 13.